Joint arrangements (Details 1) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Research and development spend on MidaSol Therapeutics	£ 10,185	£ 7,796	£ 8,710
MidaSol Therapeutics GP [Member]
Statement Line Items [Line Items]
Research and development spend on MidaSol Therapeutics			776
Year-end receivable due from joint operation partner			£ 219